Note 15 - Related Party Transactions - Transaction with Key Management Personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Share-based compensation	$ 1,135	$ 1,719
Total	2,062	2,563
Management Personnel [member]
Statement Line Items [Line Items]
Management, Director and Officer Fees	295	280
Director and Officer [member]
Statement Line Items [Line Items]
Management, Director and Officer Fees	$ 632	$ 564